Interim Condensed Consolidated Statement of Changes in Members' Capital - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Members' capital, beginning balance	$ 3,057	$ 1,904	$ 1,902
Net income	135	293	24
Additional capital (preferred)		1,000	0
Earned distributions to preferred equity holder	(50)
Distributions	(87)	(140)	(22)
Members' capital, ending balance	$ 3,055	$ 3,057	$ 1,904